Schedule of financing costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating And Non-operating Costs
Interest on bank loan		$ 1	$ 1	$ 5
Interest on government loans	2	4	8	12
Interest on lease obligations	10	22	33	42
Interest on loan payable	7		22
Interest on accounts payable	1		7	1
Total financing costs	$ 20	$ 27	$ 71	$ 60